INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventory
	December 31,
	2012	2011

Raw materials	$2,371	$1,155
Finished products	7,592	9,346

	$9,963	$10,501